Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Equity Method Associate Minimum Ownership Percentage	20.00%
Equity Method Associate Maximum Ownership Percentage	50.00%
Exploration And Evaluation Costs [Abstract]
Net income ($ millions)	$ 10	$ 27	$ 16
Earnings per share (Cents)	$ 0.03	$ 0.07	$ 0.04
Retained income - January 1 ($ millions)	113	86	70
Retained income - December 31 ($ millions)	$ 123	$ 113	$ 86
Vehicles [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	five years
Computer Equipment [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years
Software and Software Development Costs [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years